INCOME TAXES - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025 HKD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019 HKD ($)	Dec. 31, 2025 USD ($)
INCOME TAXES
Income tax calculated at the statutory tax rate of the PRC (as a percent)		25.00%	25.00%	25.00%
Assessable profits						$ 2,000,000
Half of the current tax rate (as a Percent)						8.25%
Withholding tax							$ 0
HONG KONG
INCOME TAXES
Income tax calculated at the statutory tax rate of the PRC (as a percent)		16.50%
Withholding taxes amount on remittance of dividends		$ 0
Accumulated tax losses of subsidiaries							180,572
PRC
INCOME TAXES
Income tax calculated at the statutory tax rate of the PRC (as a percent)		25.00%
Preferential income tax rate		15.00%
Accumulated tax losses of subsidiaries							24,673
Singapore
INCOME TAXES
Accumulated tax losses of subsidiaries							6,637
Other regions
INCOME TAXES
Accumulated tax losses of subsidiaries							$ 1,018
Shanghai Lanting | PRC
INCOME TAXES
Eligible for preferential tax rate			15.00%	15.00%	15.00%
Shanghai Lanting | PRC
INCOME TAXES
Preferential tax term		3 years
Beijing Lanting | PRC
INCOME TAXES
Eligible for preferential tax rate	15.00%	15.00%	15.00%
Beijing Lanting | PRC
INCOME TAXES
Preferential tax term		3 years
Ching International service PTE.LTD | Singapore
INCOME TAXES
Income tax calculated at the statutory tax rate of the PRC (as a percent)		17.00%
Percent of exemption on first SGD 10,000 of taxable income		75.00%
Percent of exemption on next SGD 190,000 of taxable income		50.00%
Avant E-Commerce Service PTE.LTD | Singapore
INCOME TAXES
Income tax calculated at the statutory tax rate of the PRC (as a percent)		17.00%
Percent of exemption on first SGD 10,000 of taxable income		75.00%
Percent of exemption on next SGD 190,000 of taxable income		50.00%
Avant Logistic Service PTE.LTD | Singapore
INCOME TAXES
Income tax calculated at the statutory tax rate of the PRC (as a percent)		17.00%
Percent of exemption on first SGD 10,000 of taxable income		75.00%
Percent of exemption on next SGD 190,000 of taxable income		50.00%
Maximum | Hong Kong, PRC and Singapore
INCOME TAXES
Statute of limitations		6 years
Minimum | Hong Kong, PRC and Singapore
INCOME TAXES
Statute of limitations		4 years